Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000214506 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes SDG Engagement High Yield Credit Fund
Class Name	Institutional Shares
Trading Symbol	FHHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 126,006,302
Holdings Count | Holding	247
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$126,006,302
Number of Investments	247
Portfolio Turnover Rate	12%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000214509 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes SDG Engagement High Yield Credit Fund
Class Name	Class R6 Shares
Trading Symbol	FHHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 126,006,302
Holdings Count | Holding	247
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$126,006,302
Number of Investments	247
Portfolio Turnover Rate	12%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)